Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Noncurrent Provisions [line items]
Beginning balance		£ 247.8	£ 311.7
Charged to the income statement		65.2	47.1
Acquisitions	[1]	0.7	0.7
Utilised		(18.6)	(13.4)
Released to the income statement		(16.5)	(17.2)
Other movements		33.7	(49.2)
Transfer to disposal group classified as held for sale			(24.6)
Exchange adjustments		(6.0)	(7.3)
Ending balance		306.3	247.8
Property [Member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance		81.5	118.7
Charged to the income statement		14.8	39.5
Utilised		(1.6)	(1.2)
Released to the income statement		(1.5)	(10.3)
Other movements		(15.0)	(58.4)
Transfer to disposal group classified as held for sale			(6.2)
Exchange adjustments		(1.5)	(0.6)
Ending balance		76.7	81.5
Other [member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance		166.3	193.0
Charged to the income statement		50.4	7.6
Acquisitions	[1]	0.7	0.7
Utilised		(17.0)	(12.2)
Released to the income statement		(15.0)	(6.9)
Other movements		48.7	9.2
Transfer to disposal group classified as held for sale			(18.4)
Exchange adjustments		(4.5)	(6.7)
Ending balance		£ 229.6	£ 166.3

[1]	Acquisitions include £0.4 million (2019: £0.7 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.